Other Non-Current Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Last installement held in escrow		$ 0	$ 44,869	$ 0
Payment of purchase price		$ 161,503	653,344	$ 0
Mont Gele VLGC | LPG Option Agreement
Last installement held in escrow			$ 44,869
Payment of purchase price	$ 44,869
Delivery Date		Jan. 04, 2018
Vessels improvements
Payment of purchase price		$ 4,088